Other Operating Expenses - Summary of Other Operating Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating expenses [line items]
Turnover tax	$ 18,066,915	$ 16,989,091	$ 21,025,270
From credit cards	7,689,184	6,873,317	7,533,310
Charges for other provisions	1,629,783	1,705,046	2,942,073
Deposit guarantee fund contributions	1,041,703	1,116,398	1,183,393
Taxes	472,923	814,772	2,526,574
Interest on lease liabilities	218,729	272,881	250,636
Insurance claims	89,574	95,229	122,463
Loss from sale or impairment of investments in properties and other non-financial assets	71,949	199,819	235,407
From administrative, disciplinary and criminal penalties	41,631		138
Donations	29,514	254,411	574,448
Modification of financial assets			5,889,910
Loss from sale or impairment of property, plant and equipment			93,417
Other	4,852,039	2,587,268	3,038,897
Operating expenses	$ 34,203,944	$ 30,908,232	$ 45,415,936